Quarterly Report
March 31, 2020
MFS®  Research Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 3.4%
Honeywell International, Inc.	52,850	$7,070,802
Huntington Ingalls Industries, Inc.	7,524	1,370,948
L3Harris Technologies, Inc.	25,233	4,544,968
Northrop Grumman Corp.	12,239	3,702,909
United Technologies Corp. (a)	41,197	2,315,271
		$19,004,898
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	21,722	$3,114,066
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	89,642	$7,416,979
Automotive – 0.3%
IAA, Inc. (a)	58,622	$1,756,315
Biotechnology – 0.7%
Illumina, Inc. (a)	13,720	$3,747,206
Brokerage & Asset Managers – 2.3%
Blackstone Group, Inc.	17,545	$799,526
Charles Schwab Corp.	217,491	7,312,047
CME Group, Inc.	7,522	1,300,629
NASDAQ, Inc.	39,059	3,708,652
		$13,120,854
Business Services – 5.3%
Accenture PLC, “A”	30,547	$4,987,103
Fidelity National Information Services, Inc.	70,442	8,568,565
Fiserv, Inc. (a)	79,266	7,529,478
Global Payments, Inc.	39,296	5,667,662
Verisk Analytics, Inc., “A”	23,735	3,308,184
		$30,060,992
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	12,913	$5,634,071
Comcast Corp., “A”	205,783	7,074,820
		$12,708,891
Chemicals – 0.5%
FMC Corp.	37,178	$3,037,071
Computer Software – 10.9%
Adobe Systems, Inc. (a)	32,946	$10,484,735
Cadence Design Systems, Inc. (a)	60,205	3,975,938
Microsoft Corp. (s)	232,697	36,698,644
Salesforce.com, Inc. (a)	71,183	10,248,929
		$61,408,246
Computer Software - Systems – 3.2%
Apple, Inc.	40,350	$10,260,601
Constellation Software, Inc.	4,190	3,808,068
Square, Inc., “A” (a)	43,379	2,272,192
Zebra Technologies Corp., “A” (a)	9,510	1,746,036
		$18,086,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.4%
Masco Corp.	131,965	$4,562,030
Otis Worldwide Corp. (a)	20,598	1,029,925
Sherwin-Williams Co.	7,908	3,633,884
Toll Brothers, Inc.	83,001	1,597,769
Vulcan Materials Co.	24,739	2,673,544
		$13,497,152
Consumer Products – 1.7%
Colgate-Palmolive Co.	64,661	$4,290,904
Energizer Holdings, Inc.	32,389	979,767
Kimberly-Clark Corp.	34,654	4,431,207
		$9,701,878
Electrical Equipment – 1.0%
HD Supply Holdings, Inc. (a)	68,422	$1,945,238
Sensata Technologies Holding PLC (a)	62,240	1,800,603
TE Connectivity Ltd.	31,998	2,015,234
		$5,761,075
Electronics – 1.8%
Analog Devices, Inc.	56,374	$5,053,929
NXP Semiconductors N.V.	61,755	5,121,342
		$10,175,271
Energy - Independent – 1.2%
ConocoPhillips	79,825	$2,458,610
Diamondback Energy, Inc.	25,936	679,523
Pioneer Natural Resources Co.	24,649	1,729,128
Valero Energy Corp.	38,387	1,741,234
		$6,608,495
Energy - Integrated – 0.9%
BP PLC, ADR	211,401	$5,156,070
Food & Beverages – 2.8%
J.M. Smucker Co.	17,187	$1,907,757
Mondelez International, Inc.	120,187	6,018,965
PepsiCo, Inc.	65,491	7,865,469
		$15,792,191
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	62,611	$7,113,862
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	19,340	$1,446,825
Wyndham Hotels & Resorts, Inc.	45,162	1,423,055
		$2,869,880
General Merchandise – 1.1%
Dollar General Corp.	40,707	$6,147,164
Health Maintenance Organizations – 2.0%
Cigna Corp.	36,833	$6,526,071
Humana, Inc.	14,397	4,520,946
		$11,047,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.5%
Aon PLC	52,878	$8,726,985
Chubb Ltd.	47,375	5,291,314
		$14,018,299
Internet – 6.3%
Alphabet, Inc., “A” (a)(s)	18,629	$21,645,967
Facebook, Inc., “A” (a)	83,809	13,979,341
		$35,625,308
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	65,090	$6,520,065
Machinery & Tools – 1.3%
Carrier Global Corp. (a)	41,197	$710,648
Ingersoll Rand, Inc. (a)	67,732	1,679,754
Roper Technologies, Inc.	15,959	4,976,176
		$7,366,578
Major Banks – 1.7%
Goldman Sachs Group, Inc.	46,886	$7,248,107
PNC Financial Services Group, Inc.	22,016	2,107,371
		$9,355,478
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	25,937	$3,527,432
McKesson Corp.	26,888	3,636,871
PRA Health Sciences, Inc. (a)	17,080	1,418,323
		$8,582,626
Medical Equipment – 6.1%
Becton, Dickinson and Co.	30,009	$6,895,168
Boston Scientific Corp. (a)	149,924	4,892,020
Danaher Corp.	46,561	6,444,508
Medtronic PLC	87,227	7,866,131
PerkinElmer, Inc.	71,517	5,383,800
STERIS PLC	22,593	3,162,342
		$34,643,969
Natural Gas - Distribution – 0.4%
Sempra Energy	21,501	$2,429,398
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	140,456	$2,008,521
Network & Telecom – 0.5%
Equinix, Inc., REIT	4,816	$3,007,929
Oil Services – 0.0%
Core Laboratories N.V.	23,501	$243,000
Other Banks & Diversified Financials – 6.2%
Citigroup, Inc.	143,500	$6,044,220
Northern Trust Corp.	45,327	3,420,375
Truist Financial Corp.	185,587	5,723,503
U.S. Bancorp	118,679	4,088,492
Visa, Inc., “A”	98,372	15,849,697
		$35,126,287

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.8%
Eli Lilly & Co.	45,094	$6,255,440
Johnson & Johnson	95,651	12,542,716
Merck & Co., Inc.	40,245	3,096,450
Zoetis, Inc.	45,465	5,350,776
		$27,245,382
Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	21,339	$4,685,831
Kansas City Southern Co.	30,827	3,920,578
		$8,606,409
Real Estate – 1.4%
Public Storage, Inc., REIT	31,185	$6,193,653
STORE Capital Corp., REIT	97,971	1,775,234
		$7,968,887
Restaurants – 1.5%
Chipotle Mexican Grill, Inc., “A” (a)	2,069	$1,353,953
Starbucks Corp.	105,316	6,923,474
		$8,277,427
Specialty Chemicals – 0.5%
DuPont de Nemours, Inc.	75,239	$2,565,650
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	13,598	$26,512,293
Ross Stores, Inc.	63,486	5,521,377
Target Corp.	59,084	5,493,040
		$37,526,710
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	41,236	$8,979,139
Telephone Services – 0.6%
Verizon Communications, Inc.	67,021	$3,601,038
Tobacco – 0.9%
Philip Morris International, Inc.	66,707	$4,866,943
Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.	40,591	$3,246,468
CMS Energy Corp.	51,275	3,012,406
Duke Energy Corp.	44,712	3,616,306
FirstEnergy Corp.	92,154	3,692,611
NextEra Energy, Inc.	18,322	4,408,640
		$17,976,431
Total Common Stocks		$553,873,944
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 1.28% (v)	13,486,603	$13,489,300
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(44,372)	$(1,060,935)

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(12,776)	$(1,844,854)
Total Securities Sold Short		$(2,905,789)

Other Assets, Less Liabilities – 0.1%		837,603
Net Assets – 100.0%		$565,295,058
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,489,300 and $553,873,944, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2020, the fund had cash collateral of $23,398 and other liquid securities with an aggregate value of $7,102,511 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$553,873,944	$—	$—	$553,873,944
Mutual Funds	13,489,300	—	—	13,489,300
Total	$567,363,244	$—	$—	$567,363,244
Securities Sold Short	$(2,905,789)	$—	$—	$(2,905,789)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,194,880	$31,878,369	$19,584,699	$(628)	$1,378	$13,489,300
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,673	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.